Summary of Significant Accounting Policies - Schedule of effect of change in principle on statements of cash flows (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net loss									$ (185.8)	$ (221.3)	$ (434.2)
Net loss	$ (18.0)	$ (41.4)	$ (33.5)	$ (92.9)	$ 22.2	$ (78.6)	$ (47.0)	$ (117.9)	(185.8)	(221.3)	(434.6)
Reconciliation of net loss to net cash used in operating activities:
Depreciation and amortization									290.0	270.6	260.6
Impairment charges									2.7	0.0	2.6
Unrealized foreign exchange loss (gain)									8.4	(7.3)	(10.7)
Stock-based compensation									81.9	52.4	49.0
Loss on debt extinguishment									50.4	0.0	0.0
Amortization of debt issuance costs									12.5	16.5	12.6
Gain on pension curtailment									0.0	(10.0)	0.0
Fees incurred in conjunction with debt modification									0.0	0.0	(3.7)
Change in deferred taxes									(58.9)	(170.3)	(60.1)
Bad debt expense									21.7	3.9	11.9
Other non-cash operating activities									(3.6)	7.0	1.2
Changes in assets and liabilities:
Trade and other receivables									(235.5)	(173.4)	(146.9)
Income taxes payable									(19.6)	10.1	2.7
Prepaid expenses and other current assets									(26.9)	(17.6)	18.4
Other non-current assets									84.6	44.0	(137.6)
Accounts payable and accrued expenses									74.9	42.6	118.3
Accrued compensation									117.8	98.4	11.0
Other current and non-current liabilities									(216.8)	58.8	(29.8)
Net cash (used in) provided by operating activities									(2.2)	4.4	(335.1)
Adjustment
Cash flows from operating activities
Net loss									(3.6)	0.8	(14.9)
Net loss		$ 7.3	$ (1.3)	$ (0.9)	$ (2.9)	$ 0.0	$ 0.4	$ 1.7	(3.6)	0.8	(14.9)
Reconciliation of net loss to net cash used in operating activities:
Depreciation and amortization									0.0	0.0	0.0
Impairment charges									0.0		0.0
Unrealized foreign exchange loss (gain)									0.0	0.0	0.0
Stock-based compensation									4.7	(1.0)	17.9
Loss on debt extinguishment									0.0
Amortization of debt issuance costs									0.0	0.0	0.0
Gain on pension curtailment										0.0
Fees incurred in conjunction with debt modification											0.0
Change in deferred taxes									(1.1)	0.2	(3.0)
Bad debt expense									0.0	0.0	0.0
Other non-cash operating activities									0.0	0.0	0.0
Changes in assets and liabilities:
Trade and other receivables									0.0	0.0	0.0
Income taxes payable									0.0	0.0	0.0
Prepaid expenses and other current assets									0.0	0.0	0.0
Other non-current assets									0.0	0.0	0.0
Accounts payable and accrued expenses									0.0	0.0	0.0
Accrued compensation									0.0	0.0	0.0
Other current and non-current liabilities									0.0	0.0	0.0
Net cash (used in) provided by operating activities									0.0	0.0	0.0
Previously Reported
Cash flows from operating activities
Net loss									(189.4)	(220.5)	(449.1)
Net loss									(189.4)	(220.5)	(449.5)
Reconciliation of net loss to net cash used in operating activities:
Depreciation and amortization									290.0	270.6	260.6
Impairment charges									2.7		2.6
Unrealized foreign exchange loss (gain)									8.4	(7.3)	(10.7)
Stock-based compensation									86.6	51.4	66.9
Loss on debt extinguishment									50.4
Amortization of debt issuance costs									12.5	16.5	12.6
Gain on pension curtailment										(10.0)
Fees incurred in conjunction with debt modification											(3.7)
Change in deferred taxes									(60.0)	(170.1)	(63.1)
Bad debt expense									21.7	3.9	11.9
Other non-cash operating activities									(3.6)	7.0	1.2
Changes in assets and liabilities:
Trade and other receivables									(235.5)	(173.4)	(146.9)
Income taxes payable									(19.6)	10.1	2.7
Prepaid expenses and other current assets									(26.9)	(17.6)	18.4
Other non-current assets									84.6	44.0	(137.6)
Accounts payable and accrued expenses									74.9	42.6	118.3
Accrued compensation									117.8	98.4	11.0
Other current and non-current liabilities									(216.8)	58.8	(29.8)
Net cash (used in) provided by operating activities									$ (2.2)	$ 4.4	$ (335.1)